ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2015
Components of Accrued Expenses and Other Payables

Components of accrued expenses and other payables are as follows:

	December 31, 2014	June 30, 2015
Payable for purchase of equipment and services (i)	323,647	298,499
Accrued interest on bank borrowings	251,264	324,383
Withholding individual income tax payable	15,744	15,704
Income tax payables	2,771	4,764
Accrued payroll and welfare	17,066	18,569
Other payable due to customers	54,644	53,937
Other payable due to litigation and claims	17,601	17,616
Other accruals and payable	287,262	276,094

	969,999	1,009,566

(i)	Payable for purchase of equipment and services

On February 9, 2015, the Group entered into settlement agreements with Yingcheng Group Co., Ltd. (“Yingcheng Group”), a company incorporated in Jiangsu Province with limited liability under the laws of China, and Wuxi Ruantie Consulting Co., Ltd. (“Wuxi Ruantie”), a company incorporated in Jiangsu Province with limited liability under the laws of China, regarding the Group’s payables to these two entities, in an aggregate amount of US$67,202. Pursuant to these settlement agreements, the Group agreed to settle the outstanding payables due to these two entities through:

(1)	cash payments of US$14,924 according to a pre-determined payment schedule; and

(2)	exchange of the remaining payables of US$52,278 into an aggregate of 3.791% of the equity interests in Jiangxi LDK PV Silicon Technology Co., Ltd. (“LDKPV”), a subsidiary of the Group. The settlement agreements also stipulated that if LDKPV entered into another debt-to-equity exchange with other creditors at a more favorable price within one year period (i.e. from February 9, 2015 to February 8, 2016), these two entities shall receive additional equity interests in LDKPV to effect such adjustment.